Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about provision for employee benefits [Abstract]
Disclosure of detailed information about provision for employee benefits [Text Block]
Classes of benefits and expenses by employee	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Current
Profit sharing and bonuses	1,383	7,770
Performance bon u s and operational targets	25,392	1,326
Total	26,775	9,096
Non-current
Profit sharing and bonuses	-	-
Severance indemnity payments	27,099	32,199
Total	27,099	32,199

Disclosure of detailed information about post employment benefit obligations [Text Block]

Reconciliation Changes in the benefit obligation	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Opening balance	9,864	9,586	8,657
cost of service	-	-	-
Interest cost	240	280	336
Actuarial loss	(135)	506	984
Benefits paid	(419)	(508)	(391)
Total benefit obligation (A)	9,550	9,864	9,586

Reconciliation Changes in plan assets	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the start of the year	12,888	8,754	8,404
Actual gains on plan assets	1,028	4,642	741
Benefits paid	(419)	(508)	(391)
Fair value of plan assets as of the year-end (B)	13,497	12,888	8,754
Net value (A – B)	3,947	3,025	(832)
Items not yet recognized as components of net periodic pension costs:
Net actuarial loss at the beginning of the year	192	(3,634)	(3,022)
Amortization during the year	-	326	242
Estimated net gain for the year	847	3,500	(854)
Movement to recognize minimum pension obligations	1,039	192	(3,634)

Cost of service or benefits received during the year	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Cost of service or benefits received during the year	-	-	-
Interest cost of benefit obligation	240	280	336
Actual gains on plan assets	1,028	4,642	741
Amortization of prior year losses	-	326	242
Net gains during the year	847	3,500	(854)
Net periodic pension costs	(76)	(31)	(33)

Disclosure of net defined benefit liability (asset) [text block]
As of December 31, 2021, and 2020, severance indemnities calculated at the actuarial value are as follows:

Staff severance indemnities	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Opening balance	(32,199)	(27,814)	(28,233)
Current cost of service	(4,978)	(3,804)	(2,880)
Interest cost	(1,303)	(1,486)	(1,661)
Actuarial gain loss	3,999	(2,826)	(2,514)
Exchange rate difference	4,971	(1,513)	2,475
Benefits paid during the year	2,411	5,244	4,999
Total	(27,099)	(32,199)	(27,814)

Disclosure of detailed information about employee Actuarial assumption rate [Text Block]
The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

Actuarial assumptions	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019	Annual/Years
Mortality rate	RV - 2014	RV - 2014	RV - 2014
Actual annual interest rate	5.67%	3.65%	3.68%
Voluntary retirement rate:
Men	6.49%	6.49%	6.49%	Annual
Women	6.49%	6.49%	6.49%	Annual
Salary increase	3.00%	3.00%	3.00%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory [Text Block]
As of December 31, 2021, and 2020, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis as of December 31, 2021	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(1,614)	1,817
Employee turnover rate	(212)	237

Sensitivity analysis as of December 31, 2020	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(1,985)	2,234
Employee turnover rate	(261)	291